Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	PROCAPS GROUP S.A.
Trading Symbol	PROC
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	112,824,183
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Annual Report on Form 20-F of Procaps Group S.A. (the “Company”) amends the Company’s Annual Report on Form 20-F for the year ended December 31, 2021 (the “Original 20-F”), which was filed with the Securities and Exchange Commission on April 29, 2022. The Company is filing this Amendment No. 1 solely to submit the Interactive Data File (as defined in Rule 11 of Regulation S-T) as Exhibit 101 to this Form 20-F/A in accordance with Rule 405 of Regulation S-T. Exhibit 101 was omitted from the Original Form 20-F in accordance with the 30-day grace period provided under Rule 405 of Regulation S-T.Except as described above, this Amendment No. 1 does not, and does not puport to, amend, modify or restate any information set forth in the Original 20-F, or reflect any events that occurred subsequent to the filing of the Original 20-F on April 29, 2022.
Entity Central Index Key	0001863362
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38354
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	9 rue de Bitbourg
Entity Address, Postal Zip Code	L-1273
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Title of 12(b) Security	Ordinary Shares, U.S.$0.01 nominal value per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1183
Auditor Name	Deloitte & Touche Ltda.
Auditor Location	Bogota, Colombia
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	L-1273
Contact Personnel Name	9 rue de Bitbourg
Entity Address, Postal Zip Code	L-1273
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
City Area Code	356
Local Phone Number	7995-6138